UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21515
                                      ------------------------------------------

TS&W/Claymore Tax-Advantaged Balanced Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                    2455 Corporate West Drive Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         Attached hereto.

TS&W/CLAYMORE TAX-ADVANTAGED BALANCED FUND

PORTFOLIO OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

                                                                                                OPTIONAL
PRINCIPAL AMOUNT                                                                         CALL PROVISIONS           VALUE
-------------------------------------------------------------------------------------------------------------------------
                   LONG-TERM MUNICIPAL BONDS -- 78.5%
                   ARIZONA -- 2.1%
     $ 4,500,000   Maricopa County Pollution Control Corp., Pollution Control Revenue
                   Refunding Public Service Co-A-RMK, BBB-, Baa2
                   5.750%, 11/1/2022                                                        5/1/08 @ 100     $ 4,332,240
                                                                                                          ---------------

                   CALIFORNIA -- 20.0%
       5,000,000   Alhambra Certificates of Participation
                   Police Facilities 91-1-RMK, AMBAC Insured, AAA, Aaa
                   6.750%, 9/1/2023                                                                  N/A       5,661,000
       8,250,000   California Health Facilities Financing Authority Revenue
                   Series 1755, NR, Aa3 (Underlying Obligor: Sutter Health) (a)
                   6.530%, 11/15/2046                                                     11/15/16 @ 100       7,611,615
       5,000,000   California Statewide Communities Development Authority Revenue
                   Bentley School, NR, NR
                   6.750%, 7/1/2032                                                         7/1/10 @ 103       5,089,700
       2,180,000   California Statewide Communities Development Authority Revenue
                   Sub-Wildwood Elementary School, NR, NR
                   7.000%, 11/1/2029                                                       11/1/09 @ 102       2,226,717
       8,000,000   Municipal Security Trust Certificates
                   Series 7044, Class B, NR, NR (Underlying Obligor: Golden
                   State Tobacco) (a)
                   6.562%, 6/1/2047                                                         6/1/17 @ 100       6,119,840
                   Murrieta Valley Unified School District, Special Tax
                   Community Facilities District No. 2000-2, NR, NR
       1,625,000   6.300%, 9/1/2024                                                         3/1/12 @ 101       1,826,110
       2,505,000   6.375%, 9/1/2032                                                         3/1/12 @ 101       2,821,883
         820,000   Snowline California Joint Union School District Community
                   Facility Special Tax, No. 2002-1, Series A, NR, NR
                   5.400%, 9/1/2034                                                         9/1/08 @ 103         704,954
       1,600,000   State of California
                   Various Purpose General Obligation Bonds, A+, A1
                   5.250%, 3/1/2038                                                         3/1/18 @ 100       1,606,064
       5,090,000   State of California Department of Water Resources
                   Power Supply Revenue (Prerefunded), Series 2002, AMBAC
                   Insured, AAA, Aaa
                   5.375%, 5/1/2018                                                         5/1/12 @ 101       5,637,073
       1,870,000   William S. Hart Joint School Financing Authority
                   CFD's No's 90-1, 99-1 & 2000-1 Series 2004, BBB+, NR
                   5.625%, 9/1/2034                                                         9/1/12 @ 100       1,728,740
                                                                                                          ---------------
                                                                                                              41,033,696
                                                                                                          ---------------
                   COLORADO -- 2.4%
       1,355,000   Denver Health & Hospital Authority Health Care Revenue
                   Series 1998A, ACA Insured (Prerefunded), BBB, NR
                   5.375%, 12/1/2028                                                       12/1/08 @ 101       1,400,528
       1,000,000   Denver Health & Hospital Authority Health Care Revenue
                   Series 2004A (Prerefunded), BBB, NR
                   6.000%, 12/1/2031                                                       12/1/11 @ 100       1,110,730
       2,000,000   Denver Health & Hospital Authority Health Care Revenue
                   Series 2004A (Prerefunded), AAA, NR
                   6.250%, 12/1/2033                                                       12/1/14 @ 100       2,349,200
                                                                                                          ---------------
                                                                                                               4,860,458
                                                                                                          ---------------
                   FLORIDA -- 2.9%
       5,450,000   St. Johns County Industrial Development Authority First
                   Mortgage Revenue Presbyterian Retirement, Series 2004A, NR, NR
                   5.625%, 8/1/2034                                                         8/1/14 @ 101       5,160,006
       1,000,000   St. Johns County Industrial Development Authority Health Care
                   Glenmoor Project, Series 2006A, NR, NR
                   5.250% 1/1/2026                                                          1/1/16 @ 100         858,550
                                                                                                          ---------------
                                                                                                               6,018,556
                                                                                                          ---------------
                   ILLINOIS -- 3.3%
       5,000,000   Illinois Finance Authority Revenue
                   OSF Healthcare System, Series 2007A, A, A2
                   5.750%, 11/15/2037                                                     11/15/17 @ 100       4,854,350
       2,000,000   Metropolitan Pier and Exposition Authority
                   McCormick Place Expansion Project, Series 2004A, AAA, A1
                   5.500%, 6/15/2027                                                       6/15/08 @ 100       2,000,360
                                                                                                          ---------------
                                                                                                               6,854,710
                                                                                                          ---------------
                   LOUISIANA - 5.7%
       5,463,000   Lafayette Public Trust Financing Authority Revenue
                   Go Zone Program, Series 2007, GNMA/FNMA/FHLMC Guaranteed,
                   NR, Aaa
                   5.350%, 1/1/2041                                                         7/1/17 @ 102       5,664,093
       6,000,000   Louisiana Public Facilities Authority Revenue
                   Nineteenth Judicial District Court Building Project,
                   Series 2007, FGIC Insured, NR, A3
                   5.500%, 6/1/2041                                                         6/1/17 @ 100       5,941,680
                                                                                                          ---------------
                                                                                                              11,605,773
                                                                                                          ---------------
                   MASSACHUSETTS -- 1.2%
       1,820,000   Massachusetts Development Finance Agency Revenue
                   Evergreen Center, BBB-, NR
                   5.500%, 1/1/2035                                                          1/1/15@ 100       1,555,736
         930,000   Massachusetts Development Finance Agency Revenue
                   Hampshire College, Series 2004, BBB, Baa2
                   5.625%, 10/1/2024                                                       10/1/14 @ 100         933,767
                                                                                                          ---------------
                                                                                                               2,489,503
                                                                                                          ---------------
                   MICHIGAN -- 1.3%
       3,065,000   Monroe County Hospital Finance Authority Hospital Revenue
                   Refunding Mercy Memorial Hospital Corporation, BB+, Baa3
                   5.500%, 6/1/2035                                                         6/1/16 @ 100       2,607,365
                                                                                                          ---------------

                   MISSOURI -- 6.4%
       4,690,000   Cole County Industrial Development Authority
                   Senior Living Facilities Revenue
                   Lutheran Senior Services Heisinger Project, NR, NR
                   5.500%, 2/1/2035                                                         2/1/14 @ 100       4,480,920
       6,000,000   Missouri Development Finance Board
                   Branson Landing Project, Series 2004A, BBB+, Baa1
                   5.625%, 12/1/2028                                                        6/1/14 @ 100       5,786,520
       3,000,000   Missouri State Health & Educational Facilities Authority Revenue
                   Senior Living Facilities Revenue
                   Lutheran Senior, Series A, NR, NR
                   5.375%, 2/1/2035                                                         2/1/15 @ 100       2,823,450
                                                                                                          ---------------
                                                                                                              13,090,890
                                                                                                          ---------------
                   NEW JERSEY -- 0.8%
       1,450,000   New Jersey Educational Facilities Authority
                   Stevens Institute of Technology (Prerefunded),
                   Series 2004B, BBB+, Baa2
                   5.375%, 7/1/2034                                                         7/1/14 @ 100       1,627,292
                                                                                                          ---------------

                   NEW YORK -- 16.7%
       6,320,000   City of New York
                   General Obligation, Fiscal 2008, Subseries I-1, AA, Aa3
                   5.000%, 2/1/2028                                                         2/1/18 @ 100       6,324,424
       4,500,000   New York State Dormitory Authority Revenue
                   Cabrini of Westchester, Series 2006, GNMA Collateralized,
                   AA, NR (b)
                   6.570%, 2/15/2041                                                       2/15/17 @ 103       4,515,570
       7,500,000   New York State Dormitory Authority Revenue
                   State Personal Income Tax Revenue Bonds (Education),
                   Series 2007C, AAA, NR
                   5.000%, 3/15/2024                                                       3/15/18 @ 100       7,773,675
                   New York State Urban Development Corp.
                   State Personal Income Tax Revenue Bonds, Series 2008A-1,
                   AAA, NR
       5,000,000   5.000%, 12/15/2025                                                     12/15/17 @ 100       5,139,050
       5,000,000   5.000%, 12/15/2026                                                     12/15/17 @ 100       5,111,550
       5,000,000   Triborough Bridge & Tunnel Authority Revenue
                   General Purpose (Prerefunded), Series 2001A, MBIA Insured,
                   AAA, Aaa
                   5.000%, 1/1/2032                                                         1/1/12 @ 100       5,383,250
                                                                                                          ---------------
                                                                                                              34,247,519
                                                                                                          ---------------
                   OHIO -- 4.0%
       4,560,000   Akron, Bath & Copley Joint Township Hospital District Revenue
                   Hospital Facilities-Summa Health Systems, Series A, RADIAN
                   Insured, AA, Aa3
                   5.500%, 11/15/2034                                                     11/15/14 @ 100       4,496,981
       4,000,000   Buckeye Tobacco Settlement Financing Authority
                   Series 2311, AA, NR
                   (Underlying Obligor: Buckeye Tobacco Settlement Financing
                   Authority) (a)
                   9.614%, 6/1/2015                                                                  N/A       3,727,920
                                                                                                          ---------------
                                                                                                               8,224,901
                                                                                                          ---------------
                   PENNSYLVANIA -- 3.2%
       5,000,000   Allegheny County Hospital Development Authority Revenue
                   Rols RR II, NR, Aaa
                   (Underlying Obligor: Allegheny County Hospital Development
                   Authority Health System) (a)
                   6.773%, 11/15/2040                                                     11/15/17 @ 100       3,041,600
       3,750,000   Pennsylvania Higher Educational Facilities Authority
                   Widener University Series 2003, BBB+, NR
                   5.375%, 7/15/2029                                                       7/15/13 @ 100       3,631,913
                                                                                                          ---------------
                                                                                                               6,673,513
                                                                                                          ---------------
                   PUERTO RICO - 2.0%
       4,500,000   Puerto Rico Sales Tax Financing Corp.
                   Sales Tax Revenue Bonds, Series 2007A, A+, A1
                   5.250%, 8/1/2057                                                         8/1/17 @ 100       4,173,525
                                                                                                          ---------------

                   RHODE ISLAND -- 3.6%
                   Rhode Island State Health & Educational Building Corporation
                   Revenue
                   Hospital Financing Lifespan, A-, A3
       3,000,000   6.500%, 8/15/2032                                                       8/15/12 @ 100       3,422,880
       3,000,000   6.375%, 8/15/2021 (Prerefunded)                                         8/15/12 @ 100       3,424,800
         500,000   6.375%, 8/15/2021                                                       8/15/12 @ 100         525,465
                                                                                                          ---------------
                                                                                                               7,373,145
                                                                                                          ---------------
                   SOUTH CAROLINA -- 0.8%
       1,430,000   Lexington County Health Services District, Inc., Hospital
                   Revenue
                   Lexington Medical Center, Series 2004, A+, A2
                   5.500%, 5/1/2032                                                         5/1/14 @ 100       1,604,331
                                                                                                          ---------------

                   WISCONSIN -- 2.1%
       3,350,000   Wisconsin State Health & Educational Facilities Authority
                   Revenue
                   Aurora Health Care, Series A, BBB+, NR
                   5.600%, 2/15/2029                                                       2/15/09 @ 101       3,123,574
                   Wisconsin State Health & Educational Facilities Authority
                   Revenue
                   Blood Center Southeastern Project, A-, NR
         500,000   5.500%, 6/1/2024                                                         6/1/14 @ 100         504,640
         750,000   5.750%, 6/1/2034                                                         6/1/14 @ 100         750,705
                                                                                                          ---------------
                                                                                                               4,378,919
                                                                                                          ---------------
                   TOTAL LONG-TERM MUNICIPAL BONDS - 78.5%
                   (Cost $170,005,073)                                                                       161,196,336
                                                                                                          ---------------

NUMBER OF SHARES                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS -- 58.9%
          17,500   AEROSPACE & DEFENSE -- 0.5%
                   Rockwell Collins, Inc.                                                                      1,000,125
                                                                                                          ---------------

                   CAPITAL MARKETS -- 1.3%
          60,000   Morgan Stanley                                                                              2,742,000
                                                                                                          ---------------

                   CHEMICALS -- 1.6%
          90,000   Dow Chemical Co. (The)                                                                      3,316,500
                                                                                                          ---------------

                   COMMERCIAL BANKS -- 1.9%
          25,000   HSBC Holdings PLC ADR (United Kingdom)                                                      2,057,500
          65,000   Wachovia Corp.                                                                              1,755,000
                                                                                                          ---------------
                                                                                                               3,812,500
                                                                                                          ---------------
                   COMMERCIAL SERVICES & SUPPLIES -- 3.7%
          90,000   Pitney Bowes, Inc.                                                                          3,151,800
          55,000   R. R. Donnelley & Sons Co.                                                                  1,667,050
          85,000   Waste Management, Inc.                                                                      2,852,600
                                                                                                          ---------------
                                                                                                               7,671,450
                                                                                                          ---------------
                   COMMUNICATIONS EQUIPMENT -- 2.3%
          75,000   Cisco Systems, Inc., (c)                                                                    1,806,750
         125,000   Corning, Inc.                                                                               3,005,000
                                                                                                          ---------------
                                                                                                               4,811,750
                                                                                                          ---------------
                   COMPUTERS & PERIPHERALS -- 1.0%
         100,000   Seagate Technology (Cayman Islands)                                                         2,094,000
                                                                                                          ---------------

                   DIVERSIFIED FINANCIAL SERVICES -- 6.1%
         115,000   Bank of America Corp.                                                                       4,359,650
         105,000   Citigroup, Inc.                                                                             2,249,100
          92,500   ING Groep N.V. ADR (Netherlands)                                                            3,456,725
          60,000   JPMorgan Chase & Co.                                                                        2,577,000
                                                                                                          ---------------
                                                                                                              12,642,475
                                                                                                          ---------------
                   DIVERSIFIED TELECOMMUNICATION -- 5.7%
         107,500   AT&T, Inc.                                                                                  4,117,250
          90,000   Deutsche Telekom AG ADR (Germany)                                                           1,492,200
          60,000   Embarq Corp.                                                                                2,406,000
         100,000   Verizon Communications, Inc.                                                                3,645,000
                                                                                                          ---------------
                                                                                                              11,660,450
                                                                                                          ---------------
                   ELECTRIC UTILITIES -- 1.9%
          92,500   Progress Energy, Inc.                                                                       3,857,250
                                                                                                          ---------------

                   HEALTH CARE PROVIDERS & SERVICES - 1.1%
          50,000   Quest Diagnostics, Inc.                                                                     2,263,500
                                                                                                          ---------------

                   HOTELS, RESTAURANTS & LEISURE - 1.3%
          67,500   Carnival Corp. (Panama)                                                                     2,732,400
                                                                                                          ---------------

                   HOUSEHOLD PRODUCTS -- 2.5%
          30,000   Kimberly-Clark Corp.                                                                        1,936,500
          45,000   Procter & Gamble Co.                                                                        3,153,150
                                                                                                          ---------------
                                                                                                               5,089,650
                                                                                                          ---------------
                   INDUSTRIAL CONGLOMERATES -- 4.4%
          45,000   3M Co.                                                                                      3,561,750
         150,000   General Electric Co.                                                                        5,551,500
                                                                                                          ---------------
                                                                                                               9,113,250
                                                                                                          ---------------
                   INSURANCE -- 1.3%
          70,000   Cincinnati Financial Corp.                                                                  2,662,800
                                                                                                          ---------------

                   MACHINERY - 0.8%
          20,000   Caterpillar, Inc.                                                                           1,565,800
                                                                                                          ---------------

                   MULTILINE RETAIL - 0.8%
          30,000   Wal-Mart Stores, Inc.                                                                       1,580,400
                                                                                                          ---------------

                   MULTI-UTILITIES -- 3.6%
         224,000   Centerpoint Energy, Inc.                                                                    3,196,480
          50,000   Dominion Resources, Inc.                                                                    2,042,000
         132,500   TECO Energy, Inc.                                                                           2,113,375
                                                                                                          ---------------
                                                                                                               7,351,855
                                                                                                          ---------------
                   OIL, GAS & CONSUMABLE FUELS -- 8.2%
          75,000   BP PLC ADR (United Kingdom)                                                                 4,548,750
          60,000   Chevron Corp.                                                                               5,121,600
          40,000   ConocoPhillips                                                                              3,048,400
          60,719   Royal Dutch Shell PLC, Class B ADR (United Kingdom)                                         4,091,246
                                                                                                          ---------------
                                                                                                              16,809,996
                                                                                                          ---------------
                   PHARMACEUTICALS -- 5.6%
          37,500   Eli Lilly & Co.                                                                             1,934,625
          50,000   GlaxoSmithKline PLC ADR (United Kingdom)                                                    2,121,500
          30,000   Johnson & Johnson                                                                           1,946,100
          50,000   Merck & Co., Inc.                                                                           1,897,500
         175,000   Pfizer, Inc.                                                                                3,662,750
                                                                                                          ---------------
                                                                                                              11,562,475
                                                                                                          ---------------
                   REAL ESTATE INVESTMENT TRUSTS -- 0.8%
          40,000   Rayonier, Inc.                                                                              1,737,600
                                                                                                          ---------------

          32,500   SPECIALTY RETAIL -- 0.7%
                   Best Buy Co., Inc.                                                                          1,347,450
                                                                                                          ---------------

                   TOBACCO -- 1.8%
          50,000   Altria Group, Inc.                                                                          1,110,000
          50,000   Philip Morris International, Inc. (c)                                                       2,529,000
                                                                                                          ---------------
                                                                                                               3,639,000
                                                                                                          ---------------

                   TOTAL COMMON STOCKS - 58.9%                                                               121,064,676
                                                                                                          ---------------
                   (Cost $123,765,726)

                                                                                                OPTIONAL
PRINCIPAL AMOUNT                                                                         CALL PROVISIONS           VALUE
-------------------------------------------------------------------------------------------------------------------------
                   CORPORATE BONDS -- 8.1%
                   AEROSPACE/DEFENSE -- 0.8%
     $ 1,000,000   DRS Technologies, Inc., B, B3
                   6.875%, 11/1/2013                                                    11/1/08 @ 103.44         980,000
         700,000   L-3 Communications Corp., BB+, Ba3
                   7.625%, 6/15/2012                                                    6/15/08 @ 102.54         716,625
                                                                                                          ---------------
                                                                                                               1,696,625
                                                                                                          ---------------
                   APPAREL -- 0.5%
       1,000,000   Phillips-Van Heusen Corp., BB+, Ba3
                   7.250%, 2/15/2011                                                    2/15/09 @ 101.81         995,000
                                                                                                          ---------------

                   AUTO MANUFACTURERS -- 0.5%
       1,000,000   Navistar International Corp., NR, NR
                   7.500%, 6/15/2011                                                    6/15/08 @ 103.75         980,000
                                                                                                          ---------------

                   AUTO PARTS & EQUIPMENT -- 0.3%
         600,000   Goodyear Tire & Rubber Co. (The), BB-, B2
                   7.857%, 8/15/2011                                                                 N/A         614,250
                                                                                                          ---------------

                   BANKS -- 0.2%
         400,000   Capital One Financial Corp., BBB, Baa1
                   6.150%, 9/1/2016                                                                  N/A         335,902
         100,000   FCB/NC Capital Trust I, BB+, A3
                   8.050%, 3/1/2028                                                      3/1/09 @ 103.62         104,030
                                                                                                          ---------------
                                                                                                                 439,932
                                                                                                          ---------------

                   COAL - 0.2%
         500,000   Massey Energy Co., B+, B2
                   6.625%, 11/15/2010                                                  11/15/08 @ 101.66         495,625
                                                                                                          ---------------

                   COMMERCIAL SERVICES -- 0.2%
         350,000   Rent-A-Center, Inc., B+, B2
                   7.500%, 5/1/2010                                                      5/1/08 @ 101.25         323,750
                                                                                                          ---------------

                   DIVERSIFIED FINANCIAL SERVICES -- 0.4%
       1,000,000   General Motors Acceptance Corp. LLC, B+, B1
                   6.875%, 9/15/2011                                                                 N/A         765,364
                                                                                                          ---------------

                   ELECTRONICS -- 0.3%
         700,000   IMAX Corp. (Canada), CCC, Caa2
                   9.625%, 12/1/2010                                                    12/1/08 @ 102.41         694,750
                                                                                                          ---------------

                   FOOD -- 1.1%
       1,465,000   Dean Foods Co., B, B3
                   7.000%, 6/1/2016                                                                  N/A       1,281,875
         935,000   Smithfield Foods, Inc., BB-, Ba3
                   7.000%, 8/1/2011                                                                  N/A         920,975
                                                                                                          ---------------
                                                                                                               2,202,850
                                                                                                          ---------------
                   FOREST PRODUCTS & PAPER -- 0.4%
         400,000   Boise Cascade LLC, BB-, B2
                   7.125%, 10/15/2014                                                  10/15/09 @ 103.56         373,000
         500,000   Domtar Corp., B+, NR
                   7.875%, 10/15/2011                                                                N/A         500,000
                                                                                                          ---------------
                                                                                                                 873,000
                                                                                                          ---------------
                   HEALTH CARE -- 0.4%
         740,000   DaVita, Inc., B, B2
                   7.250%, 3/15/2015                                                    3/15/10 @ 103.63         721,500
                                                                                                          ---------------

                   INSURANCE -- 0.5%
         500,000   Odyssey Re Holdings Corp., BBB-,Baa3
                   7.650%, 11/1/2013                                                                 N/A         532,675
         500,000   Presidential Life Corp., B, B2
                   7.875%, 2/15/2009                                                                 N/A         499,375
                                                                                                          ---------------
                                                                                                               1,032,050
                                                                                                          ---------------
                   IRON/STEEL -- 0.2%
         455,000   Allegheny Technologies, Inc., BBB-, Baa3
                   8.375%, 12/15/2011                                                                N/A         483,437
                                                                                                          ---------------

                   MEDIA - 0.4%
         750,000   DirecTV Holdings LLC/DirecTV Financing Co., BB-, Ba3
                   8.375%, 3/15/2013                                                    3/15/09 @ 102.79         760,312
                                                                                                          ---------------

                   OFFICE/BUSINESS EQUIPMENT -- 0.5%
       1,000,000   Xerox Capital Trust I, BB+, Baa3
                   8.000%, 2/1/2027                                                      2/1/09 @ 101.96         987,113
                                                                                                          ---------------

                   OIL & GAS -- 0.2%
         500,000   Chesapeake Energy Corp., BB, Ba3
                   6.500%, 8/15/2017                                                                 N/A         482,500
                                                                                                          ---------------

                   RETAIL -- 0.5%
         700,000   Dillards, Inc., BB, B1
                   7.130%, 8/1/2018                                                                  N/A         542,500
         475,000   Pantry, Inc. (The), B-, B3
                   7.750%, 2/15/2014                                                    2/15/09 @ 103.88         418,000
                                                                                                          ---------------
                                                                                                                 960,500
                                                                                                          ---------------
                   SEMICONDUCTORS -- 0.1%
         345,000   Advanced Micro Devices, Inc., B, NR
                   7.750%, 11/1/2012                                                    11/1/08 @ 103.88         279,450
                                                                                                          ---------------

                   TRANSPORTATION -- 0.4%
         850,000   Overseas Shipholding Group, Inc., BB, Ba1
                   8.750%, 12/1/2013                                                                 N/A         877,625
                                                                                                          ---------------

                   TOTAL CORPORATE BONDS -- 8.1%
                   (Cost $17,505,086)                                                                         16,665,633
                                                                                                          ---------------

NUMBER OF SHARES                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------
                   PREFERRED STOCKS -- 7.4%
                   DIVERSIFIED FINANCIAL SERVICES -- 1.7%
          60,000   ABN Amro Capital Funding Trust VII, Series G, 6.080%, A, A1                                 1,216,800
          37,650   Deutsche Bank Contingent Capital Trust II, 6.550%, A+, Aa3                                    820,017
          50,000   Merrill Lynch & Co., Inc., Series 3, 6.375%, A-, A3                                         1,028,000
          15,000   Merrill Lynch Capital Trust III, 7.375%, A-, A2                                               343,350
                                                                                                          ---------------
                                                                                                               3,408,167
                                                                                                          ---------------
                   INSURANCE -- 2.5%
          20,000   ACE Ltd., Series C, (Cayman Islands) 7.800%, BBB, Baa2                                        494,800
          50,000   Aegon NV (Netherlands), 6.500%, A-, A3                                                      1,078,500
          25,000   Aspen Insurance Holdings, Ltd., (Bermuda) 7.401%, BBB-, Ba1                                   538,750
          33,200   ING Groep NV (Netherlands), 7.375%, A, A1                                                     815,392
          50,000   Metlife, Inc., Series B, 6.500%, BBB, Baa1                                                  1,147,000
          48,600   Prudential PLC, (United Kingdom) 6.500%, A-, Baa1                                           1,137,726
                                                                                                          ---------------
                                                                                                               5,212,168
                                                                                                          ---------------
                   MEDIA -- 0.2%
          20,000   Comcast Corp., Series B, 7.000%, BBB+, Baa2                                                   471,000
                                                                                                          ---------------

                   REAL ESTATE INVESTMENT TRUSTS -- 3.0%
          20,000   Apartment Investment & Management Co., Series U, 7.750%, B+, Ba3                              452,600
          20,000   Brandywine Realty Trust, Series C, 7.500%, NR, NR                                             411,800
          11,000   Capital Automotive REIT, Series A, 7.500%, NR, B1                                             137,844
          20,000   CBL & Associates Properties, Inc., Series C, 7.750%, NR, NR                                   412,000
          25,000   CBL & Associates Properties, Inc., Series D, 7.375%, NR, NR                                   491,250
          12,500   Duke Realty Corp., Series L, 6.600%, BBB, Baa2                                                276,125
          25,000   First Industrial Realty Trust, Inc., Series J, 7.250%, BBB-, Baa3                             516,250
          20,000   Health Care REIT, Inc., Series D, 7.875%, BB+, Baa3                                           489,000
          15,500   Kimco Realty Corp., Series G, 7.750%, BBB+, Baa2                                              370,450
          12,000   PS Business Parks, Inc., Series H, 7.000%, BBB-, Baa3                                         262,080
          16,000   Public Storage, Inc., Series M, 6.625%, BBB+, Baa1                                            332,960
          20,000   Realty Income Corp., Series D, 7.375%, BBB-, Baa2                                             475,200
          18,500   Regency Centers Corp., Series D, 7.250%, BBB, Baa3                                            417,175
          25,000   Taubman Centers, Inc., Series G, 8.000%, NR, B1                                               580,750
          25,000   Vornado Realty Trust, Series E, 7.000%, BBB-, Baa3                                            571,250
                                                                                                          ---------------
                                                                                                               6,196,734
                                                                                                          ---------------
                   TOTAL PREFERRED STOCKS -- 7.4%
                   (Cost $17,454,099)                                                                         15,288,069
                                                                                                          ---------------

                   INVESTMENT COMPANIES -- 0.1%
           7,000   DWS RREEF Real Estate Fund II, Inc.
                   (Cost $96,569)                                                                                 86,800
                                                                                                          ---------------

                   TOTAL LONG-TERM INVESTMENTS -- 153.0%
                   (Cost $328,826,553)                                                                       314,301,514
                                                                                                          ---------------

PRINCIPAL AMOUNT                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------
                   SHORT-TERM INVESTMENTS -- 12.0%
     $ 3,200,000   Bloomington-Normal Airport Authority of McLean County, Illinois
                   General Obligation, Series 2003, NR, A1 (d)
                   4.000%, 1/1/2023                                                                            3,200,000
         850,000   Blount County, Tennessee Public Building Authority
                   Local Government Public Improvement, Series A-1-E, NR, Aaa (d)
                   5.250%, 6/1/2022                                                                              850,000
       1,600,000   Blount County, Tennessee Public Building Authority
                   Local Government Public Improvement, Series A-1-A, NR, Aaa (d)
                   5.250%, 6/1/2031                                                                            1,600,000
       4,165,000   Blount County, Tennessee Public Building Authority
                   Local Government Public Improvement, Series A-1-C, NR, Aaa (d)
                   5.250%, 6/1/2017                                                                            4,165,000
       5,200,000   Massachusetts Water Resources Authority
                   Subordinated General Revenue, Series 1997B, AAA, Aaa (d)
                   8.500%, 4/1/2028                                                                            5,200,000
       7,500,000   Metropolitan Transportation Authority, New York
                   Dedicated Tax Fund Variable Rate Refunding Bonds,
                   Series 2005A, AA, A3 (d)
                   10.000%, 11/1/2031                                                                          7,500,000
         300,000   Sevier County, Tennessee Public Building Authority
                   Local Government Public Improvement, Series IV-I-2, NR, Aaa (d)
                   5.250%, 6/1/2027                                                                              300,000
         500,000   Sevier County, Tennessee Public Building Authority
                   Local Government Public Improvement, Series IV-E-3, NR, Aaa (d)
                   5.250%, 6/1/2024                                                                              500,000
       1,300,000   Sevier County, Tennessee Public Building Authority
                   Local Government Public Improvement, Series IV-F-3, NR, Aaa (d)
                   5.250%, 6/1/2021                                                                            1,300,000

                   TOTAL SHORT-TERM INVESTMENTS - 12.0%
                                                                                                          ---------------
                   (Cost $24,615,000)                                                                         24,615,000
                                                                                                          ---------------

                   TOTAL INVESTMENTS -- 165.0%
                   (Cost $353,441,553)                                                                       338,916,514
                                                                                                          ---------------

                   FLOATING RATE NOTE OBLIGATIONS -- (1.1%)
      (2,250,000)  A note with an interest rate of 2.19% on March 31, 2008, and
                   contractual maturity of collateral of 2041.                                                (2,250,000)
                   (Cost ($2,250,000))                                                                    ---------------

                   TOTAL NET INVESTMENTS -- 163.9%
                   (Cost $351,191,553)                                                                       336,666,514
                   Liabilities in excess of Other Assets  --  (5.5%)                                         (11,212,305)
                   Preferred Shares, at Liquidation Value - (-58.4% of Net Assets
                   Applicable to Common Shareholders or -35.4% of Total Investments)                        (120,000,000)
                                                                                                          ---------------
                   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS -- 100.0%                                  $ 205,454,209
                                                                                                          ===============

             ACA   ACA Financial Guaranty Corporation
             ADR   American Depositary Receipt
           AMBAC   Ambac Assurance Corporation
            FGIC   Financial Guaranty Insurance Company
           FHLMC   Freddie Mac
            FNMA   Fannie Mae
            GNMA   Ginnie Mae
             LLC   Limited Liability Corporation
            MBIA   MBIA Insurance Corporation
             N/A   Not Applicable
             PLC   Public Limited Company
          RADIAN   Radian Asset Assurance, Inc
            REIT   Real Estate Investment Trust

-----------------

             (a) Inverse floating rate investment. Interest rate shown is that in effect at March 31, 2008.

             (b) Underlying security related to inverse floating rate investments entered into by the Fund.

             (c)   Non-income producing security

             (d) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate shown is as of March 31, 2008.

                   Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

                   All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders unless otherwise noted.

                                           COUNTRY ALLOCATION*

                   --------------------------------------------------------------------------------------
                   United States                                                                   91.3%
                   United Kingdom                                                                   4.4%
                   Netherlands                                                                      1.7%
                   Panama                                                                           0.9%
                   Cayman Islands                                                                   0.8%
                   Germany                                                                          0.5%
                   Canada                                                                           0.2%
                   Bermuda                                                                          0.2%
                   --------------------------------------------------------------------------------------

                 * Based on Total Long-Term Investments. Subject to change
                   daily.

See previously submitted notes to the financial statements for the period ended December 31, 2007.

The Fund entered into interest rate swap agreements during the period ended March 31, 2008. Details of the swap agreements outstanding as of March 31, 2008 were as follows:


     INTEREST RATE SWAP AGREEMENTS
                                                                                                                         UNREALIZED
                                        TERMINATION          NOTIONAL                                                 APPRECIATION/
     COUNTERPARTY                              DATE      AMOUNT (000)      FIXED RATE          FLOATING RATE           DEPRECIATION
     ===============================================================================================================================
     RBC Dain Rauscher*                   6/17/2038          $ 10,000          4.630%            30-Yr LIBOR         $       87,562
     JP Morgan Chase & Co.*               6/21/2038            10,000          4.720%            30-Yr LIBOR                (80,929)
     JP Morgan Chase & Co.*               6/18/2038            10,000          4.800%            30-Yr LIBOR               (211,532)
     RBC Dain Rauscher*                   6/13/2038            10,000          4.832%            30-Yr LIBOR               (242,436)
                                                                                                                     ---------------
                                                                                                                      $    (447,335)
                                                                                                                     ===============

     LIBOR - London Inter Bank Offering Rate

     * For each swap noted, the Fund pays a fixed rate and receives a floating rate.

================================================================================


In September, 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those are those based upon quoted prices in inactive markets or based upon significant observable inputs (i.e. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (i.e. discounted cash flow analysis; non-market based methods used to determine fair valuation).

Valuations at March 31, 2008

Description                Securities           Derivatives            Total
(value in $000s)

Assets:
Level 1                  $    153,105              $      -     $    153,105
Level 2                       185,812                     -          185,812
Level 3                             -                     -                -
                         -------------------------------------------------------
Total                    $    338,917              $      -     $    338,917
                         =======================================================


Liabilities:
Level 1                  $          -              $      -     $          -
Level 2                             -                   447              447
Level 3                             -                     -                -
                         -------------------------------------------------------
Total                    $          -              $    447     $        447
                         =======================================================

ITEM 2.  CONTROLS AND PROCEDURES.
     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.
         Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TS&W/Claymore Tax-Advantaged Balanced Fund

By:  /s/ J. Thomas Futrell
   _________________________________________________
         J. Thomas Futrell
         Chief Executive Officer

Date: May 30, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
   _________________________________________________
         J. Thomas Futrell
         Chief Executive Officer

Date: May 30, 2008

By:  /s/ Steven M. Hill
   _____________________________________________________________________
         Steven M. Hill
         Treasurer and Chief Financial Officer

Date: May 30, 2008